Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders' Equity (Deficit) [Abstract]
Schedule of Movement in Warrants Outstanding	The following table reconciles the movement in warrants outstanding at the beginning and end of the period:
	Number of Warrants	Weighted-average exercise price	Weighted average remaining contractual term (in years)	Aggregate value USD
Balance as of December 31, 2023	3,333,283	5.47	1.83	4,799,470
Issuance of warrants	220,000	2.25	0.5	56,209
Issuance of - Pre-Funded Warrants	1,709,760	0.001	-	2,220,978
Issuance of Placement Agent Warrants	185,591	1.56	4	202,127
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Balance as of June 30, 2024	5,448,634			7,278,784

Schedule of Information about the Company’s Outstanding Warrants	The following table summarizes information about the Company’s outstanding warrants as of June 30, 2024.
Exercise Price	Warrants outstanding as of June 30, 2024	Expiration date	Aggregate Intrinsic value
5.5	1,640,455	15/07/2026	2,214,614
5.5	1,057,350	15/07/2024	1,691,760
5.5	277,835	15/07/2025	497,533
6.875	145,455	15/01/2027	264,008
1.6	212,188	28/12/2028	131,555
2.25	220,000	20/11/2024	56,209
1.56	185,591	14/06/2027	202,127
0.001	1,709,760	-	2,220,978
	5,448,634		7,278,784

Schedule of Loss Per Share the Weighted Average Number	Loss per share has been calculated using the weighted average number of shares in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:
	Year ended June 30, 2024	Year ended June 30, 2023

Loss for the period	6,240	6,184
Total number of Ordinary Shares	18,438,917	11,993,299
Weighted average number of Ordinary Shares	16,628,582	11,692,017
Basic and diluted loss per share	(0.38)	(0.53)